Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate [Abstract]
China income tax rate	25.00%	25.00%
Tax exemption	(14.40%)	(23.00%)
Change in valuation allowance	(10.60%)	(3.00%)
Effective tax rate